Summary Of Significant Accounting Policies (Tables)	12 Months Ended
May 29, 2016
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The components of cash and cash equivalents are as follows:

(in millions)	May 29, 2016	May 31, 2015
Short-term investments	$166.7	$455.5
Credit card receivables	81.1	77.8
Depository accounts	27.0	2.6
Total Cash and Cash Equivalents	$274.8	$535.9

Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment
Depreciation and amortization expense from continuing operations associated with buildings and equipment and losses on replacement of equipment were as follows:

(in millions)	Fiscal Year
	2016	2015	2014
Depreciation and amortization on buildings and equipment	$274.4	$305.0	$296.3
Losses on replacement of equipment	5.5	5.5	4.4

Capitalized Software Costs And Related Accumulated Amortization
The cost of capitalized software and related accumulated amortization was as follows:

(in millions)	May 29, 2016	May 31, 2015
Capitalized software	$169.7	$148.0
Accumulated amortization	(93.1)	(80.4)
Capitalized software, net of accumulated amortization	$76.6	$67.6

Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets
The cost and related accumulated amortization was as follows:

(in millions)	May 29, 2016	May 31, 2015
Other definite-lived intangibles	$14.2	$15.1
Accumulated amortization	(7.3)	(7.3)
Other definite-lived intangible assets, net of accumulated amortization	$6.9	$7.8

Below-market leases	$29.2	$29.2
Accumulated amortization	(13.3)	(11.5)
Below-market leases, net of accumulated amortization	$15.9	$17.7

Above-market leases	$(21.4)	$(21.4)
Accumulated amortization	8.3	6.4
Above-market leases, net of accumulated amortization	$(13.1)	$(15.0)

Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles
Amortization expense from continuing operations associated with capitalized software and other definite-lived intangibles included in depreciation and amortization in our accompanying consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2016	2015	2014
Amortization expense - capitalized software	$14.9	$13.3	$7.0
Amortization expense - other definite-lived intangibles	0.9	1.0	1.1

Amortization Expense Related To Acquired Definite-Lived Intangible Assets
Amortization expense from continuing operations associated with above- and-below-market leases included in restaurant expenses as a component of rent expense in our consolidated statements of earnings was as follows:

(in millions)	Fiscal Year
	2016	2015	2014
Restaurant expense - below-market leases	$1.8	$1.8	$1.8
Restaurant expense - above-market leases	(1.4)	(1.4)	(1.4)

Goodwill And Trademark Balances
Our goodwill and trademark balances are allocated as follows:

	Goodwill		Trademarks
(in millions)	May 29, 2016	May 31, 2015	May 29, 2016	May 31, 2015
Olive Garden (1)	$30.2	$30.2	$—	$—
LongHorn Steakhouse	49.3	49.3	307.8	307.8
The Capital Grille	401.6	401.7	147.0	147.0
Yard House	369.2	369.2	109.3	109.3
Eddie V's	22.0	22.0	10.5	10.5
Total	$872.3	$872.4	$574.6	$574.6

(1)
Goodwill related to Olive Garden is associated with the RARE Hospitality International, Inc. (RARE) acquisition and the estimated value of the direct benefits derived by Olive Garden as a result of the RARE acquisition.

Basic And Diluted Earnings Per Common Share
The following table presents the computation of basic and diluted net earnings per common share:

(in millions, except per share data)	Fiscal Year
	2016	2015	2014
Earnings from continuing operations	$359.7	$196.4	$183.2
Earnings from discontinued operations	15.3	513.1	103.0
Net earnings	$375.0	$709.5	$286.2
Average common shares outstanding – Basic	127.4	127.7	131.0
Effect of dilutive stock-based compensation	1.9	2.0	2.2
Average common shares outstanding – Diluted	129.3	129.7	133.2
Basic net earnings per share:
Earnings from continuing operations	$2.82	$1.54	$1.40
Earnings from discontinued operations	0.12	4.02	0.78
Net earnings	$2.94	$5.56	$2.18
Diluted net earnings per share:
Earnings from continuing operations	$2.78	$1.51	$1.38
Earnings from discontinued operations	0.12	3.96	0.77
Net earnings	$2.90	$5.47	$2.15

Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share
Restricted stock and options to purchase shares of our common stock excluded from the calculation of diluted net earnings per share because the effect would have been anti-dilutive, are as follows:

(in millions)	Fiscal Year Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Anti-dilutive restricted stock and options	0.3	0.1	4.2